Note 15 - Shareholders' Equity - Share Repurchases (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Shares repurchased (in shares)	0	351	272
Cost	$ 0	$ 1,573	$ 1,557